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ROPES & GRAY     ONE INTERNATIONAL PLACE     BOSTON, MA 02110-2624     617-951-7000     F 617-951-7050
                 BOSTON     NEW YORK     SAN FRANCISCO     WASHINGTON, DC

May 1, 2003                                                                             Rajib Chanda
                                                                                        (617) 951-7516
                                                                                        rchanda@ropesgray.com
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ELECTRONIC SUBMISSION -- VIA EDGAR
----------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Barr Rosenberg Variable Insurance Trust (the "Trust");
          (File Nos. 33-50529 and 811-08759);
          Rule 497(j) Filing

Ladies and Gentlemen:

     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A relating to the AXA Rosenberg VIT Value Long/Short Equity Fund, which was filed by electronic transmission on April 30, 2003.

     If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

RAJIB CHANDA

Rajib Chanda



cc:  Sara Donaldson
     J.B. Kittredge, Jr., Esq.
     John B. McGinty, Jr. Esq.